Critical Accounting Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [Line Items]
Combined allowances	$ 79
Trade receivables	$ 1,117	$ 1,195
Combined allowances, percentage of trade receivables	7.00%
Increase in reserves as a percentage of trade receivables	1.00%
Decrease in pre-tax earnings	$ 11
Computer software	822	830
Other identifiable intangible assets	3,331	3,427
Goodwill	5,940	5,976
Uncertain Tax Positions	214
Total deferred tax assets	1,691	$ 1,801
Unrecognized Deferred Tax Assets	1,179
Technology Related Development [member]
Disclosure of changes in accounting estimates [Line Items]
Computer software	800
Major purchases of assets [member]
Disclosure of changes in accounting estimates [Line Items]
Other identifiable intangible assets	3,300
Goodwill	$ 5,900